UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Legg Mason BW Global Flexible Income Fund

FORM N-Q

SEPTEMBER 30, 2016

LEGG MASON BW GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 62.8%
CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 1.7%
International Game Technology PLC, Senior Secured Notes	4.750%	2/15/23	100,000	EUR	$120,788	(a)

Media - 2.9%
DISH DBS Corp., Senior Notes	5.000%	3/15/23	80,000		77,800
Virgin Media Secured Finance PLC, Senior Secured Notes	4.875%	1/15/27	100,000	GBP	129,809	(b)

Total Media					207,609

TOTAL CONSUMER DISCRETIONARY					328,397

CONSUMER STAPLES - 5.0%
Food Products - 4.4%
JBS USA LLC/JBS USA Finance Inc., Senior Notes	5.875%	7/15/24	140,000		139,300	(b)
Kellogg Co., Senior Notes	3.250%	4/1/26	35,000		36,509
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	130,000		138,126

Total Food Products					313,935

Tobacco - 0.6%
Vector Group Ltd., Senior Subordinated Secured Notes	7.750%	2/15/21	40,000		42,188

TOTAL CONSUMER STAPLES					356,123

ENERGY - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	65,000		75,940
Antero Resources Corp., Senior Notes	5.375%	11/1/21	90,000		91,012
Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., Senior Notes	4.150%	8/15/26	100,000		99,142	(b)
Devon Energy Corp., Senior Notes	3.250%	5/15/22	80,000		79,428
Marathon Oil Corp., Senior Notes	6.600%	10/1/37	110,000		112,503
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	50,000		51,525
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	20,000		19,780
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	55,000		60,775

TOTAL ENERGY					590,105

FINANCIALS - 4.6%
Banks - 4.6%
Bank of America Corp., Senior Notes	2.250%	4/21/20	135,000		135,929
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	120,000		127,073
CIT Group Inc., Senior Notes	5.000%	8/15/22	65,000		69,063

TOTAL FINANCIALS					332,065

HEALTH CARE - 4.3%
Health Care Providers & Services - 1.8%
Express Scripts Holding Co., Senior Bonds	4.500%	2/25/26	60,000		65,810
Universal Health Services Inc., Senior Secured Notes	4.750%	8/1/22	60,000		61,950	(b)

Total Health Care Providers & Services					127,760

Pharmaceuticals - 2.5%
Capsugel SA, Senior Notes	7.000%	5/15/19	48,000		48,120	(b)(c)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	155,000		133,494	(b)

Total Pharmaceuticals					181,614

TOTAL HEALTH CARE					309,374

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 1.4%
Aerospace & Defense - 1.4%
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	90,000		$97,253

INFORMATION TECHNOLOGY - 2.7%
Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc., Senior Notes	4.500%	2/23/36	40,000		45,675
Apple Inc., Senior Notes	4.650%	2/23/46	45,000		51,927
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	6.020%	6/15/26	85,000		93,186	(b)

TOTAL INFORMATION TECHNOLOGY					190,788

MATERIALS - 10.6%
Chemicals - 6.9%
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	200,000		176,000
INEOS Group Holdings SA, Senior Notes	5.625%	8/1/24	200,000		196,250	(b)
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	110,000		116,875	(b)

Total Chemicals					489,125

Containers & Packaging - 2.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.125%	5/15/23	100,000	EUR	115,143	(b)
Sealed Air Corp., Senior Notes	5.250%	4/1/23	40,000		42,600	(b)

Total Containers & Packaging					157,743

Paper & Forest Products - 1.5%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	105,000		106,575	(b)

TOTAL MATERIALS					753,443

REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 6.6%
American Tower Corp., Senior Notes	2.250%	1/15/22	60,000		59,878
American Tower Corp., Senior Notes	4.400%	2/15/26	110,000		120,480
American Tower Corp., Senior Notes	3.125%	1/15/27	125,000		124,419
Crown Castle International Corp., Senior Notes	3.700%	6/15/26	25,000		26,085
Equinix Inc., Senior Notes	5.375%	4/1/23	50,000		52,438
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	85,000		90,737

TOTAL REAL ESTATE					474,037

TELECOMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 6.2%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	240,000		208,500	(b)
SBA Communications Corp., Senior Notes	4.875%	9/1/24	65,000		65,487	(b)
Telecom Italia Capital SA, Senior Notes	6.375%	11/15/33	50,000		50,875
Wind Acquisition Finance SA, Secured Notes	7.000%	4/23/21	100,000	EUR	117,250	(b)

Total Diversified Telecommunication Services					442,112

Wireless Telecommunication Services - 3.6%
Sprint Corp., Senior Notes	7.250%	9/15/21	160,000		160,600
T-Mobile USA Inc., Senior Notes	6.500%	1/15/24	90,000		97,364

Total Wireless Telecommunication Services					257,964

TOTAL TELECOMMUNICATION SERVICES					700,076

UTILITIES - 4.9%
Electric Utilities - 1.6%
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	100,000	EUR	118,650	(b)

Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	20,000		21,200

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Independent Power and Renewable Electricity Producers - 3.0%
AES Corp., Senior Notes	6.000%	5/15/26	200,000		$211,500

TOTAL UTILITIES					351,350

TOTAL CORPORATE BONDS & NOTES (Cost - $4,344,242)					4,483,011

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0%
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AM	6.203%	2/15/51	225,000		231,199	(d)
Wachovia Bank Commercial Mortgage Trust, 2006-C26 AJ	6.042%	6/15/45	50,000		37,500	(d)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.795%	7/15/45	19,000		19,055	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $315,653)					287,754

SENIOR LOANS - 1.4%
HEALTH CARE - 1.4%
Pharmaceuticals - 1.4%
Capsugel Holdings U.S. Inc., USD Term Loan B (Cost - $99,265)	4.000%	7/31/21	99,500		99,589	(e)(f)

SOVEREIGN BONDS - 14.8%
Argentina - 0.6%
Republic of Argentina, Bonds	18.200%	10/3/21	690,000	ARS	44,922

Brazil - 3.0%
Federative Republic of Brazil, Notes	10.000%	1/1/27	758,000	BRL	212,468

Indonesia - 6.3%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	1,254,000,000	IDR	104,396
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	260,000		340,865	(a)

Total Indonesia					445,261

United Kingdom - 4.9%
United Kingdom Gilt, Bonds	3.500%	1/22/45	185,000	GBP	349,913	(a)

TOTAL SOVEREIGN BONDS (Cost - $1,037,676)					1,052,564

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.9%
U.S. Government Obligations - 0.9%
U.S. Treasury Notes (Cost - $63,661)	2.000%	2/15/25	65,000		67,310

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,860,497)					5,990,228

SHORT-TERM INVESTMENTS - 19.6%
U.S. Treasury Bills - 9.3%
U.S. Treasury Bills	0.010%	10/13/16	280,000		279,994	(g)
U.S. Treasury Bills	0.010%	10/6/16	140,000		140,000	(g)
U.S. Treasury Bills	0.010%	10/20/16	140,000		139,996	(g)
U.S. Treasury Bills	0.010%	10/27/16	105,000		104,992	(g)

Total U.S. Treasury Bills (Cost - $664,982)					664,982

			SHARES
Money Market Funds - 10.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $730,695)	0.400%		730,695		730,695

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,395,677)					1,395,677

TOTAL INVESTMENTS - 103.5% (Cost - $7,256,174#)					7,385,905
Liabilities in Excess of Other Assets - (3.5)%					(246,848)

TOTAL NET ASSETS - 100.0%					$7,139,057

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Flexible Income Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$4,483,011	—	$4,483,011
Collateralized Mortgage Obligations	—	287,754	—	287,754
Senior Loans	—	99,589	—	99,589
Sovereign Bonds	—	1,052,564	—	1,052,564
U.S. Government & Agency Obligations	—	67,310	—	67,310

Total Long-Term Investments	—	$5,990,228	—	$5,990,228

Short-Term Investments†:
U.S. Treasury Bills	—	664,982	—	664,982
Money Market Funds	$730,695	—	—	730,695

Total Short-Term Investments	730,695	664,982	—	1,395,677

Total Investments	$730,695	$6,655,210	—	$7,385,905

Other Financial Instruments:
Forward Foreign Currency Contracts	—	45,141	—	45,141

Total	$730,695	$6,700,351	—	$7,431,046

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$14,051	—	$14,051

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$231,547
Gross unrealized depreciation	(101,816)

Net unrealized appreciation	$129,731

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	113,767	MXN	2,165,000	Barclays Bank PLC	10/12/16	$2,213
MXN	2,165,000	USD	109,002	HSBC Bank USA, N.A.	10/12/16	2,551
CAD	220,000	USD	167,629	Goldman Sachs Group Inc.	11/7/16	104
USD	167,812	CAD	220,000	Goldman Sachs Group Inc.	11/7/16	79
BRL	230,000	USD	67,827	HSBC Bank USA, N.A.	11/8/16	2,195
BRL	460,000	USD	137,482	HSBC Bank USA, N.A.	11/8/16	2,562
BRL	1,145,000	USD	348,735	HSBC Bank USA, N.A.	11/8/16	(148)
USD	249,619	BRL	820,000	HSBC Bank USA, N.A.	11/8/16	(24)
USD	766,507	EUR	690,000	Citibank N.A.	11/10/16	(9,919)
USD	141,214	EUR	125,000	Morgan Stanley & Co. Inc.	11/10/16	556
NZD	200,000	USD	146,140	Barclays Bank PLC	11/16/16	(761)
USD	144,466	NZD	200,000	Morgan Stanley & Co. Inc.	11/16/16	(912)
AUD	360,000	USD	274,207	Barclays Bank PLC	11/18/16	1,049
AUD	140,000	USD	105,839	JPMorgan Chase & Co.	11/18/16	1,205
USD	382,168	AUD	500,000	Morgan Stanley & Co. Inc.	11/18/16	(132)
GBP	150,000	USD	196,820	Citibank N.A.	12/9/16	(2,155)
GBP	270,000	USD	350,147	HSBC Bank USA, N.A.	12/9/16	251
USD	914,858	GBP	680,000	Morgan Stanley & Co. Inc.	12/9/16	32,376

Total						$31,090

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
NZD	— New Zealand Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016